PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of renegotiations aircraft	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of renegotiations aircraft [Line Items]
Aircraft included in Property, plant and equipment	158		187
Aircraft included as Rights of use assets	118		117
Total fleet	276		304
Boeing 767 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of renegotiations aircraft [Line Items]
Aircraft	300ER
Aircraft included in Property, plant and equipment	15		16
Aircraft included as Rights of use assets
Total fleet	15		16
Boeing 767 One [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of renegotiations aircraft [Line Items]
Aircraft	300F
Aircraft included in Property, plant and equipment	13		12	[1]
Aircraft included as Rights of use assets	1		1
Total fleet	14		13	[1]
Boeing 777 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of renegotiations aircraft [Line Items]
Aircraft	300ER
Aircraft included in Property, plant and equipment	4		4
Aircraft included as Rights of use assets	6		6
Total fleet	10		10
Boeing 787 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of renegotiations aircraft [Line Items]
Aircraft	800
Aircraft included in Property, plant and equipment	4		4
Aircraft included as Rights of use assets	6		6
Total fleet	10		10
Boeing 787 One [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of renegotiations aircraft [Line Items]
Aircraft	900
Aircraft included in Property, plant and equipment	2		2
Aircraft included as Rights of use assets	19		15
Total fleet	21		17
Airbus A319 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of renegotiations aircraft [Line Items]
Aircraft	100
Aircraft included in Property, plant and equipment	12	[2]	37
Aircraft included as Rights of use assets	1		7
Total fleet	13		44
Airbus A320 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of renegotiations aircraft [Line Items]
Aircraft	200
Aircraft included in Property, plant and equipment	88		94	[3]
Aircraft included as Rights of use assets	40	[3]	39
Total fleet	128	[3]	133
Airbus A320 One [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of renegotiations aircraft [Line Items]
Aircraft	NEO
Aircraft included in Property, plant and equipment	1
Aircraft included as Rights of use assets	15		12
Total fleet	16		12
Airbus A321 [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of renegotiations aircraft [Line Items]
Aircraft	200
Aircraft included in Property, plant and equipment	19		18
Aircraft included as Rights of use assets	30		31
Total fleet	49		49

[1]	An aircraft leased to Aerotransportes Mas de Carga S.A. de C.V, was returned to LATAM Airlines Group S.A. in 2022.
[2]	Twenty-eight A319 aircraft were classified under non-current assets or groups of assets for disposal as held for sale, (see Note 13)
[3]	An aircraft with a short-term operating lease is not considered value for right of use.